787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 14, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Variable Series Funds, Inc.
Registration	Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. (the “BlackRock Registrant”), we hereby transmit for filing with the Securities and Exchange Commission the BlackRock Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by BlackRock International Index V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Government Money Market V.I. Fund, BlackRock Small Cap Index V.I. Fund and BlackRock iShares® Dynamic Allocation V.I. Fund (collectively, the “Acquiring Funds”), each a series of the BlackRock Registrant, of all of the assets and certain stated liabilities of International Equity Index Fund, Large Cap Equity Index Fund, Money Market Fund, Small Cap Equity Index Fund and Stock and Bond Balanced Fund, respectively, each a series of State Farm Variable Product Trust, in exchange for Class I shares of the respective Acquiring Funds.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8037.

Sincerely,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC
Gladys Chang, Esq., BlackRock, Inc.
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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